Document and Entity Information	12 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	Content Checked Holdings, Inc.
Entity Central Index Key	0001574300
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CNCK